Loans (Recorded Investment In Nonaccrual Loans By Class Of Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due over 90 days still on accrual
Total nonaccrual and nonperforming loans	$ 1,425	$ 1,548
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	224	369
Single-Family Mortgage Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	$ 640	$ 549
Multi-Family Mortgage Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans
Real Estate, Commercial, Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	$ 446	$ 477
Real Estate, Commercial, Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans
Real Estate, Commercial, Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans
Home Equity Line of Credit, Originated Portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	$ 20	$ 51
Home Equity Line of Credit, Purchased Portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	95	102
Nonaccrual [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	$ 1,425	$ 1,548